Debt - Short term (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Principal Outstanding	$ 134.7	$ 100.0
Deferred finance charges	(12.5)	(10.3)
Debt discount	(6.8)	(6.8)
Debt premium	2.7	0.0
Short-term debt	118.1	82.9
2028 Notes
Debt Instrument [Line Items]
Short-term debt outstanding	75.0	75.0
Additional 2028 Notes and Further Additional 2028 Notes
Debt Instrument [Line Items]
Short-term debt outstanding	26.0	0.0
2030 Notes
Debt Instrument [Line Items]
Short-term debt outstanding	25.0	25.0
Additional 2030 Notes
Debt Instrument [Line Items]
Short-term debt outstanding	$ 8.7	$ 0.0